Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 13,993	¥ 30,956		¥ 58,588
Gross amount of increases for current year's tax positions	606	439		366
Gross amount of decreases for current year's tax positions				(49)
Gross amount of increases for prior years' tax positions	3,361	333		2,765
Gross amount of decreases for prior years' tax positions	(6,561)	(25,318)	[1]	(35,119)	[2]
Net amount of changes relating to settlements with tax authorities	(809)	(244)		760
Decreases due to lapse of applicable statutes of limitations	(1,452)
Foreign exchange translation and others	1,802	7,827		3,645
Balance at end of fiscal year	¥ 10,940	¥ 13,993		¥ 30,956

[1]	The decrease related to prior year tax positions is primarily from the resolution of uncertain tax positions in the U.S. for both federal income taxes and California state tax.
[2]	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years' tax positions.